Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Summary Of Components Of Pretax Income (Loss)
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
United States	$(139.3)	$(143.8)	$(33.5)
International	26.9	71.1	38.9

	$(112.4)	$(72.7)	$5.4

Schedule of Components of Income Tax Expense (Benefit)
The Company’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Current provision (benefit):
Federal	$4.4	$(62.5)	$11.9
States	(4.4)	1.7	(0.4)
International	9.5	14.3	15.1

Total current provision (benefit)	$9.5	$(46.5)	$26.6

Deferred provision (benefit):
Federal	$9.0	$(6.6)	$(7.7)
States	(0.7)	(11.9)	(0.1)
International	(3.0)	—	2.5

Total deferred provision (benefit)	5.3	(18.5)	(5.3)

Total provision (benefit) for income taxes	$14.8	$(65.0)	$21.3

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes expected at U.S. federal statutory income tax rates and the tax provision (benefits) are as set forth below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(75.3)	$(248.1)	$(419.5)
Foreign affiliate dividends	(6.7)	(27.3)	(35.4)
Foreign operations subject to different income tax rates	18.5	41.2	48.2
State income tax	(5.0)	(9.6)	(0.5)
Gain on sale of assets	8.4	—	—
Nondeductible goodwill impairment	—	101.9	304.3
Remeasurements of originating deferred tax assets and liabilities	(684.5)	(78.3)	13.6
Permanent differences	2.3	1.0	2.3
Nondeductible share based compensation	0.8	2.5	2.3
Nondeductible officers compensation	4.2	7.7	9.8
Non-controlling interest in partnerships	2.8	18.6	1.8
Uncertain tax benefits	1.4	(70.0)	5.3
Other	2.1	(0.9)	1.9
Changes in valuation allowance	745.8	196.3	87.2

Total provision (benefit) for income taxes	$14.8	$(65.0)	$21.3

Schedule of Deferred Tax Assets and Liabilities

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$1,286.3	$624.4
Foreign tax credits	49.0	64.9
Investment in film and television programs	54.0	34.2
Accrued compensation	43.9	54.3
Operating leases - liabilities	89.7	99.0
Other assets	58.0	57.7
Reserves	20.6	22.9
Interest	266.0	201.0

Total deferred tax assets	1,867.5	1,158.4
Valuation allowance	(1,589.1)	(808.3)

Deferred tax assets, net of valuation allowance	278.4	350.1
Deferred tax liabilities:
Intangible assets	(189.4)	(222.4)
Operating leases - assets	(77.2)	(88.9)
Other	(31.9)	(52.1)

Total deferred tax liabilities	$(298.5)	$(363.4)

Net deferred tax liabilities	$(20.1)	$(13.3)

Summary of Valuation Allowance
The table below presents the changes in the deferred tax valuation allowances:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Beginning balance	$341.6	$152.2	$362.8
Changes in valuation allowance	302.7	4.2	(2.3)
Other (1)	42.3	185.2	(208.3)

Ending balance	$686.6	$341.6	$152.2

(1)
Valuation allowance adjustments recorded in other comprehensive income are primarily associated with hedging activity. Amounts for the year ended March 31, 2025 and March 31, 2024 also include opening balances of $23.0 million and $187.0 million, respectively, due to the acquisition of eOne on December 27, 2023.

Schedule of Unrecognized Tax Benefits Roll Forward	The aggregate changes in the Company’s gross amount of unrecognized tax benefits, exclusive of interest and penalties, are summarized as follows:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2022	$1.0
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.7)

Gross unrecognized tax benefits at March 31, 2023	0.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.3
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.3)

Gross unrecognized tax benefits at March 31, 2024	5.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.6
Decreases related to prior year tax positions	(2.0)
Settlements	—
Lapse in statute of limitations	(0.8)

Gross unrecognized tax benefits at March 31, 2025	$8.1

Summary of Income Tax Contingencies	The aggregate changes in the Company’s gross amount of unrecognized tax benefits, exclusive of interest and penalties, are summarized as follows:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2022 (liability as of March 31, 2022)	$70.2
Increases related to current year tax position	—
Increases related to prior year tax positions	0.2
Decreases related to prior year tax positions	—
Settlements	(4.3)
Lapse in statute of limitations	(1.2)

Gross unrecognized tax benefits at March 31, 2023 (liability as of March 31, 2023)	64.9
Increases related to current year tax position	—
Increases related to prior year tax positions	8.9
Decreases related to prior year tax positions	—
Settlements	(60.7)
Lapse in statute of limitations	(1)

Gross unrecognized tax benefits at March 31, 2024 (liability as of March 31, 2024)	12.1
Increases related to current year tax position	—
Increases related to prior year tax positions	2.0
Decreases related to prior year tax positions	(2.0)
Settlements	(2.6)
Lapse in statute of limitations	(1.4)

Gross unrecognized tax benefits at March 31, 2025 (liability as of March 31, 2025)	$8.1

LIONS GATE ENTERTAINMENT CORP [Member]
Summary Of Components Of Pretax Income (Loss)
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
United States	$(362.5)	$(1,389.9)	$(2,218.6)
International	3.7	208.6	221.1

	$(358.8)	$(1,181.3)	$(1,997.5)

Schedule of Components of Income Tax Expense (Benefit)
The Company’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Current provision (benefit):
Federal	$3.1	$20.4	$3.2
States	2.7	5.6	(0.5)
International	11.1	12.6	10.0

Total current provision	$16.9	$38.6	$12.7

Deferred provision (benefit):
Federal	$1.6	$(3.4)	$0.4
States	(4.0)	0.3	(0.1)
International	—	(1.3)	1.3

Total deferred provision (benefit)	(2.4)	(4.4)	1.6

Total provision for income taxes	$14.5	$34.2	$14.3

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes expected at U.S. federal statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(23.9)	$(15.3)	$1.1
Foreign operations subject to different income tax rates	6.9	6.8	5.0
State income tax	(1.5)	5.9	(0.6)
Remeasurements of originating deferred tax assets and liabilities	(283.4)	4.7	(4.7)
Permanent differences	2.1	0.1	2.1
Nondeductible share based compensation	4.5	1.2	1.8
Nondeductible officers compensation	4.2	7.7	9.8
Non-controlling interest in partnerships	2.8	18.6	1.8
Foreign derived intangible income	—	(2.4)	(1.4)
Other	0.1	2.7	1.7
Changes in valuation allowance	302.7	4.2	(2.3)

Total provision for income taxes	$14.5	$34.2	$14.3

Schedule of Deferred Tax Assets and Liabilities
The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$395.3	$241.9
Foreign tax credits	36.6	—
Intangible assets	—	9.5
Accrued compensation	34.8	42.9
Operating leases- liabilities	76.3	83.5
Other assets	45.8	50.7
Reserves	19.1	21.1
Interest	180.3	68.0

Total deferred tax assets	788.2	517.6
Valuation allowance	(686.6)	(341.6)

Deferred tax assets, net of valuation allowance	101.6	176.0
Deferred tax liabilities:
Intangible assets	(2.0)	—
Investment in film and television programs	(13.2)	(56.9)
Unrealized gains on derivative contracts	(25.4)	(32.9)
Operating leases - assets	(68.2)	(78.2)
Other	(4.1)	(21.7)

Total deferred tax liabilities	(112.9)	(189.7)

Net deferred tax liabilities	$(11.3)	$(13.7)

Summary of Valuation Allowance
The table below presents the changes in the deferred tax valuation allowances:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Beginning balance	$808.3	$455.7	$362.8
Changes in valuation allowance	745.8	196.3	87.2
Other (1)	35.0	156.3	5.7

Ending balance	$1,589.1	$808.3	$455.7

(1)
Valuation allowance adjustments recorded in other comprehensive income are primarily associated with hedging activity. Amounts for the years ended March 31, 2025 and March 31, 2024 also include opening balances of $23.0 million and $187.0 million, respectively, due to the acquisition of eOne on December 27, 2023.